Fair Value Measurement (Tables)	9 Months Ended
Sep. 30, 2018
Fair Value Disclosures [Abstract]
Schedule of reconciliation of beginning and ending Level 3 financial liability balance

The table below sets forth a reconciliation of the Company’s beginning and ending Level 3 preferred stock liability balance for the three and nine months ended September 30, 2018 and 2017.

	Three Months Ended September 30		Nine Months Ended September 30
	2018	2017	2018	2017
Balance, beginning of period	$335,979	$546,858	$263,317	$—
Issuance of preferred stock at fair value	—	—	34,999	537,930
Redemption of preferred stock	—	(293,000)	—	(293,000)
Change in fair value of preferred stock (1)	32,788	1,788	70,451	10,716

Balance, end of period	$368,767	$255,646	$368,767	$255,646

(1)	Change in fair value of preferred stock is reported in interest expense - preferred stock.